Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Option [Member]
Share Based Payments [Line Items]
Total share-based compensation expense	$ 2,800
Coinshares International Limited [Member]
Share Based Payments [Line Items]
Term of exercisable options	10 years
Expire term after issuance	10 years
Number of shares repurchased (in Shares)	1,428,927	48,409	10,446
Total consideration on repurchased share value	$ 10,617	$ 344	$ 5,267
Aggregated settlement on exercised options	$ 471	$ 571	$ 10
Weighted average exercise price (in Dollars per share)	$ 5.73	$ 3.56	$ 3.97
Weighted average remaining contractual life	6 years 6 months	6 years 1 month 6 days	7 years 4 months 24 days
Liability within other current liabilities	$ 13,300	$ 17,600
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 8.68	$ 9.16	$ 9.86
Cash settled share-based payment plan	$ 2,800	$ 12,200	$ 0
Total share-based compensation expense		$ 200	$ 1,300
Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Number of exercised options (in Shares)	145,943	192,217	5,479
Aggregated settlement on exercised options	$ 300	$ 400	$ 10
Weighted average exercise price (in Dollars per share)	$ 5.94	$ 4.42	$ 4.95	$ 5.24
Unrecognized share-based compensation expense	$ 2,200
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 3 months 29 days
Coinshares International Limited [Member] | Equity Option [Member]
Share Based Payments [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 1.84
Total share-based compensation expense		$ 12,400	$ 1,300
Coinshares International Limited [Member] | Performance-Based Options [Member]
Share Based Payments [Line Items]
Number of exercised options (in Shares)	100,000	30,000
Aggregated settlement on exercised options	$ 200	$ 100
Weighted average exercise price (in Dollars per share)		$ 1.79	$ 1.82	$ 1.73
Minimum [Member] | Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Term of exercisable options	2 years
Maximum [Member] | Coinshares International Limited [Member] | Time-Based Options [Member]
Share Based Payments [Line Items]
Term of exercisable options	3 years
Share Option Repurchases [Member] | Coinshares International Limited [Member]
Share Based Payments [Line Items]
Total consideration on repurchased share value	$ 5,800	$ 51
Share Option Repurchases [Member] | Coinshares International Limited [Member] | Equity Option [Member]
Share Based Payments [Line Items]
Total consideration on repurchased share value			$ 11